Note 10 - Organizational Changes (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	10	29	113
Investment Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	5	9	54
Private Bank [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	116	377	594
Asset Management [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	2	0	1
Corporate & Other [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	35	61	141
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Full-time equivalent staff, Organizational Changes	168	476	903